Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions
Related Party Balances and Transactions
18.	Related Party Balances and Transactions

The following is a list of the related parties with whom the Group conducted significant transactions during the three years ended June 30, 2023, and their relationship with the Group:

Name of the related parties	Relation with the Group

Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	An entity ultimately controlled by Mr. HAN Hongwei

Ms. WANG Dian	Senior executive officer

Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	Non-controlling interest shareholder of Grand Doctor

Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	Non-controlling interest shareholder of Grand Doctor

Hywin Asset Management Co., Ltd.	a direct subsidiary of Hywin Financial Holding

Beijing Boyi Kangsheng Investment Consulting Co., Ltd	Non-controlling interest shareholder of Life Infinity

As of June 30, 2022 and 2023, the related party balances of the Group are listed as follows:

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Amount due from related parties

Amounts lent to a related party (1):
Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	66,103	—	—

Due from related parties total	66,103	—	—

Amount due to related parties

Loans borrowed from and interest payable to related parties, net
Wang Dian	1,891	1,891	262
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I (4)	5,005	5,401	747
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II (4)	6,370	6,874	951
Beijing Boyi Kangsheng Investment Consulting Co., Ltd	—	1,000	138
Others	406	407	57
	13,672	15,573	2,155

Dividend payable to a related party:
Ms. Wang Dian	22,500	22,500	3,114

Due to related parties-total	36,172	38,073	5,269

For the years ended June 30, 2021, 2022 and 2023, the significant related party transactions summarized by different natures are as follows:

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Wealth management services revenues from a related party
Hywin Asset Management Co., Ltd.	3,144	4,499	1,679	241
	3,144	4,499	1,679	241
Net loans borrowed from/lent to related parties(2)
Loan lent to a related party, net
Hywin Financial Holding Group Co., Ltd.	1,579	—	—	—
	1,579	—	—	—

Collection of loans lent to related parties, net
Hywin Financial Holding Group Co., Ltd.	—	60,000	66,103	9,521
	—	60,000	66,103	9,521

Loans borrowed from related parties, net
Others	321	—	—	—
	321	—	—	—

Net loans and interest payables took over from acquiring Grand Doctor Medical Co., Ltd.(3)
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	—	4,840	—	—
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	—	6,160	—	—
	—	11,000	—	—

Interest expenses charged by related parties
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	—	165	396	57
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	—	210	504	73
	—	375	900	130

Net loans took over from acquiring Beijing iLife 3 Technology Co., Ltd. (4)
Beijing Boyi Kangsheng Investment Consulting Co., Ltd	—	—	1,000	144
	—	—	1,000	144
Note 1	The loan was lent to related party for the purpose of supporting the business development of the related party, which was unsecured, interest free and payment on demand.

Note 2	The loans lent to/borrowed from the related party are unsecured, interest free and payment on demand.
Note 3

On January 27, 2022, the Group entered into a series of definitive share transfer agreements and capital increase agreement to purchase 65.26% equity interest of Grand Doctor Medical Co., Ltd., which has net loans amounted to RMB10,000 payable to, minority shareholder of Grand Doctor Medical Co., Ltd., Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I and Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II. The loans borrowed from Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I and Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II are unsecured, payment on demand and 9% interest rate.

Note 4

On August 25, 2022, the Company entered into a series of definitive share transfer agreements and capital increase agreement with Beijing iLife3 Technology Co. Ltd and its existing shareholders with an aggregate purchase consideration of approximately RMB141,232 in cash to acquire 63.39% equity interest in Life Infinity., which has net loans amounted to RMB1,000 payable to, minority shareholder of Beijing iLife3 Technology Co. Ltd, Beijing Boyi Kangsheng Investment Consulting Co., Ltd. The loans borrowed from Beijing Boyi Kangsheng Investment Consulting Co., Ltd are unsecured, interest free and payment on demand.